Secured Convertible Note	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Debt Disclosure [Abstract]
Secured Convertible Note

9.Convertible Note and Derivative Liability

On June 26, 2012, and July 10, 2012 we received an aggregate of $1,200,000 in cash consideration from nine lenders in exchange for our issuance to such lenders of secured convertible promissory notes, or the Notes, in an aggregate principal amount of $1,333,000 and certain other consideration (including shares of our common stock and warrants to acquire shares of our common stock). We refer to such transaction as the “Bridge Loan”. Pursuant to the terms of the Notes and the other agreements entered in connection with the Bridge Loan, all amounts owed thereunder became due and payable upon the closing of our underwritten public offering on September 17, 2012, and accordingly all such amounts were repaid during the three months ended October 31, 2012.  Additionally, due to the repayment of the Bridge Loan the debt discounts and deferred financing costs related to the Bridge Loan of $371,000 and $215,000, respectively, were recorded as interest expense during the three months ended October 31, 2012.

We accounted for the 132,420 warrants issued in connection with the Bridge Loan in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

We recorded the fair value of the warrants issued in connection with the Bridge Loan as a warrant liability due to anti-dilution provisions requiring the strike price of the warrants to be adjusted if we subsequently issue common stock at a lower stock price. The Company revalues the warrants as of the end of each reporting period. The fair value of the warrants at April 30, 2014 and July 31, 2013 was $10,000 and $51,000, respectively.  The change in fair value of the warrant liability for the three and nine months ended April 30, 2014 was a decrease of $3,000, and an increase of $56,000, respectively, which was recorded as a change in derivative liability in the consolidated statement of operations.

During the nine months ended April 30, 2014, there were net exercises on an aggregate of 122,711 of the warrants issued in connection with the Bridge Loan, which resulted in the issuance of 100,662 shares of our common stock.  As these warrants were net exercised, as permitted under the respective warrant agreements, we did not receive any cash proceeds.  The warrants were revalued as of the settlement dates, and the change in fair value was recognized to earnings.  The Company also recognized a reduction in the warrant liability based on the fair value as of the settlement date for the warrants exercised, with a corresponding increase in additional paid-in capital. As of April 30, 2014, there are 9,709 warrants outstanding issued in connection with the Bridge Loan.

The estimated fair value of the derivative liability was computed using a Monte Carlo option pricing model based the following assumptions:

	April 30,	July 31,
	2014	2013
Volatility	154.7%	144.5%
Risk-free interest rate	0.98%	0.97%
Dividend yield	0.0%	0.0%
Expected life	2.7 years	3.4 years

5. Secured Convertible Note

Pursuant to a securities purchase agreement entered into on June 26, 2012, on July 10, 2012 we received an aggregate of $1,200,000 in cash consideration from nine lenders in exchange for our issuance to such lenders of secured convertible promissory notes, or the Notes, in an aggregate principal amount of $1,333,000. We refer to such transaction as the “Bridge Loan”. Pursuant to the terms of the Notes and the other agreements (as amended) entered into in connection with the Bridge Loan, or the Loan Agreements, all amounts owed thereunder became due and payable on the earlier of (i) December 26, 2012 or (ii) our closing of any financing transaction or series of financing transactions that in the aggregate raise $1,200,000 or more in proceeds for the Company. On September 17, 2012 (See Note 9) we closed an underwritten public offering, and accordingly all such amounts were repaid during the year ended July 31, 2013.

The terms of the Notes provided for an interest rate of 0% during their term, a late fee at a rate of 10% if we failed to repay all amounts owed thereunder when due or if a prior event of default occurred, and an interest rate of 18% per annum commencing five days after the occurrence of an event of default that results in the acceleration of amounts owed thereunder. In accordance with authoritative guidance, we imputed interest on the Bridge Loan at the rate of 10% per annum. As a result, the fair value at issuance was $1,270,000, net of imputed interest of $63,000.

While outstanding, the Notes were secured by a lien on all of our assets pursuant to a security agreement entered in connection with the Bridge Loan, and 575,000 shares of our common stock (later reduced to 500,000 shares pursuant to an amendment effective September 6, 2012), were issued in the name of an escrow agent as additional collateral for the timely repayment of the Notes which were cancelled pursuant to our full repayment of the Bridge Loan. Additionally, the Notes could have been converted into shares of our common stock if the entire balance owed thereunder was not repaid by December 26, 2012 or an earlier event of default occurred. The conversion price of the Notes as of July 31, 2012 was $3.28 per share, subject to adjustment as set forth in the Notes, including adjustment of the conversion price to the sale price to the public of shares of our common stock issued in a registered public offering, if lower, closed within the 60-day period commencing on June 26, 2012, if any. We analyzed the nature of the conversion terms of the Notes and determined that the conversion feature requires derivative liability classification in accordance with authoritative guidance (See Note 6). At issuance, the fair value of the conversion feature totaled $33,000. The fair value was recorded as a debt discount and was amortized over the term of the Bridge Loan to interest expense.  Due to the full repayment of the Bridge Loan, the lien on our assets was terminated on October 11, 2012 and the escrow shares have been cancelled.

As further consideration to the lenders for the Bridge Loan in addition to our issuance of the Notes, we issued to each such lender: (i) an aggregate amount of 54,878 shares of our common stock, which was valued at $166,000 and recorded as a deferred asset and was amortized to interest expense over the term of the Bridge Loan, and (ii) warrants to acquire up to an aggregate amount of 128,046 shares of our common stock, which warrants have a four-year term, become exercisable six months after the date of their issuance, and had an exercise price upon issuance of $3.28 per share, which exercise price is subject to anti-dilution provisions that require derivative liability classification (See Note 6). Additionally, we issued to the placement agent warrants to acquire up to an aggregate amount of 4,374 shares of our common stock, which warrants have the same terms as the warrants issued to the lenders in the Bridge Loan transaction. At issuance, the fair value of the 132,420 warrants issued in connection with the Bridge Loan transaction totaled $297,000. The warrant fair value was recorded as a debt discount and was amortized over the term of the Bridge Loan to interest expense.

Amortization of debt discounts related to the Bridge Loan, including imputed interest, the original issue discount, the conversion feature, and the warrants, was $91,000 for the year ended July 31, 2012.

Total fees associated with the Bridge Loan were $267,000.  Of that amount, $166,000 relates to the fair value of 54,878 shares of common stock issued to the lenders, and $2,000 relates to the fair value of 625 shares of common stock issued to the placement agent for the Bridge Loan.  All fees were capitalized as a deferred asset included in prepaid expenses, and was amortized to interest expense over the term of the Bridge Loan. During the year ended July 31, 2012, $53,000 of deferred financing fees were amortized to interest expense.

Due to the repayment of the Bridge Loan, debt discounts related to the Bridge Loan, including imputed interest, an original issue discount, the embedded conversion feature of the Notes, and the detachable warrants issued to the lenders in connection with the transaction, have been fully amortized, resulting in $371,000 of interest expense during the year ended July 31, 2013. Additionally, deferred financing fees associated with the Bridge Loan have been fully amortized, resulting in $215,000 of interest expense during the year ended July 31, 2013.

The following table summarizes information relative to the secured convertible note outstanding at July 31, 2013 and 2012:

	July 31,
	2013	2012
Convertible notes	$0	$1,282,000
Less unamortized discounts:
Original issue discount	0	(56,000)
Detachable warrants discount	0	(238,000)
Conversion feature discount	0	(26,000)
Convertible notes, net of discounts	$0	$962,000